Membership Interests (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 21, 2014 Subsequent Event [Member]	Feb. 19, 2014 Subsequent Event [Member]
Declaration of cash distribution to members	$ 181	$ 215	$ 310	$ 225	$ 145	$ 101	$ 53
Assumed debt to equity ratio, debt	60.00%		60.00%
Assumed debt to equity ratio, equity	40.00%		40.00%
Regulatory capitalization ratio, debt	58.70%		58.70%
Regulatory capitalization ratio, equity	41.30%		41.30%
Cash available for distribution under the capital structure restriction	$ 193		$ 192